SUPPLEMENT TO PROSPECTUS DATED MAY 3, 1999

                        SUPPLEMENT DATED JANUARY 3, 2000

This Supplement should be retained with the current Prospectus for your variable annuity contract issued by American Skandia Life Assurance Corporation ("American Skandia"). If you do not have a current prospectus, please contact American Skandia at 1-800-SKANDIA.

                    A. ADDITIONAL VARIABLE INVESTMENT OPTION

THE UNDERLYING PORTFOLIO SHOWN BELOW IS BEING OFFERED AS A NEW SUB-ACCOUNT UNDER YOUR ANNUITY AS OF JANUARY 3, 2000.

------------------------------------------------------------------------------------------------------------------------------------
                UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
    (as a percentage of the average net assets of the underlying Portfolios)


------------------------------------------------------------------------------------------------------------------------------------

-------------------------------------------- ---------------- ------------- --------------- -------------- -------------- ----------
                                               MANAGEMENT      OTHER          ESTIMATED     TOTAL Annual        Fee        Net
                                                  Fees          Expenses     Distribution     Portfolio    Waivers and     Annual
           UNDERLYING PORTFOLIO                                              and Service      Operating      Expense       Fund
                                                                               (12b-1)        Expenses     Reimbursement  Operating
                                                                               FEES(1)                                     Expenses

-------------------------------------------- ---------------- ------------- --------------- -------------- -------------- ----------
-------------------------------------------- ---------------- ------------- --------------- -------------- -------------- ----------
AST ALGER ALL-CAP GROWTH(2)                        0.95%         0.22%           0.06%           1.23%           N/A          1.23%
-------------------------------------------- ---------------- ------------- --------------- -------------- -------------- ----------

1 American Skandia Trust (the "Trust") adopted a Distribution Plan (the "Distribution Plan") under Rule 12b-1 of the Investment Company Act of 1940 to permit an affiliate of the Trust's Investment Manager to receive brokerage commissions in connection with purchases and sales of securities held by Portfolios of the Trust, and to use these commissions to promote the sale of shares of such Portfolios. The staff of the Securities and Exchange Commission takes the position that commission amounts received under the Distribution Plan should be reflected as distribution expenses of the Portfolios. The Portfolios would pay the same or comparable commission amounts irrespective of the Distribution Plan; accordingly, total returns for the Portfolios are not expected to be adversely affected. The
     Distribution Fee estimate is derived from data regarding other similar Portfolio's brokerage transactions, and the proportions of such transactions directed to selling dealers, for the period ended June 30, 1999. However, it is not possible to determine with accuracy actual amounts that will be received under the Distribution Plan. Such amounts will vary based upon the level of a Portfolio's brokerage activity, the proportion of such activity directed under the Distribution Plan, and other factors.

2 This Portfolio commenced operations as of December 30, 1999. "Other expenses" shown are based on estimated amounts for the fiscal year ending December 31, 2000.

EXPENSE EXAMPLES

THE EXPENSE EXAMPLE SHOWN BELOW IS BEING ADDED WITH RESPECT TO THE NEW PORTFOLIO THAT IS BEING OFFERED AS A SUB-ACCOUNT UNDER YOUR ANNUITY AS OF JANUARY 3, 2000.

------------------------------------------------------------------------------------------------------------------------------------
                                                                  EXPENSE EXAMPLES
                                                 (amounts shown are rounded to the nearest dollar)

------------------------------------------------------------------------------------------------------------------------------------

                                    ---------------------------------------------- ---- ------------------------------------
                                       If you surrender  your Annuity at the end  If you do not surrender your Annuity at the end
                                       of the applicable time period, you would   of the applicable time period or begin taking
                                       pay the following expenses on a $1,000     annuity payments at such time, you would pay the
                                       investment, assuming 5% annual return on   following expenses on a $1,000 investment,
                                       assets:                                    assuming 5% annual return on assets:

                                    -------------------------------------------- ----- ----------------------------------------


                                           AFTER:                                           AFTER:

------------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ------
SUB-ACCOUNT:                              1 YEAR    3 YEARS    5 YEARS   10 YEARS          1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
AST Alger All-Cap Growth                    103        140       179        304               28         85        144        304
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------

THE FOLLOWING UNDERLYING PORTFOLIO IS BEING ADDED TO THE SECTION ENTITLED "WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?"

INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

------------------- ------------------------------------------------------------------------------------------------ ---------------
                                                                                                                        PORTFOLIO
       STYLE/                                  INVESTMENT OBJECTIVES/POLICIES                                            ADVISOR/
       TYPE                                                                                                           SUB-ADVISOR

------------------- ------------------------------------------------------------------------------------------------ ---------------
------------------- ------------------------------------------------------------------------------------------------ ---------------
                     AST ALGER ALL-CAP GROWTH:  SEEKS LONG-TERM  CAPITAL GROWTH.
                     The Portfolio invests primarily in equity securities,  such
                     as  common or  preferred  stocks,  that are  listed on U.S.                                      Fred Alger
     GROWTH          exchanges or in the over-the-counter  market. The Portfolio                                   Management, Inc.
                     may invest in the equity  securities  of  companies  of all sizes, and may emphasize either larger or smaller companies at a given time based on the  Sub-advisor's  assessment  of particular companies and market conditions.

------------------- ------------------------------------------------------------------------------------------------ ---------------

                        APPENDIX C-1 - PSA PRIOR CONTRACT

THE EXPENSE EXAMPLE SHOWN BELOW IS BEING ADDED WITH RESPECT TO THE NEW PORTFOLIO THAT IS BEING OFFERED AS A SUB-ACCOUNT UNDER YOUR ANNUITY AS OF JANUARY 3, 2000.

The Expense Examples for the PSA contract are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                EXPENSE EXAMPLES
                (amounts shown are rounded to the nearest dollar)

------------------------------------------------------------------------------------------------------------------------------------

                                      ---------------------------------------------- ---- ------------------------------------
                                       If you surrender  your Annuity at the end  If you do not surrender your Annuity at the end
                                       of the applicable time period, you would   of the applicable time period or begin taking
                                       pay the following expenses on a $1,000     annuity payments at such time, you would pay the
                                       investment, assuming 5% annual return on   following expenses on a $1,000 investment,
                                       assets:                                    assuming 5% annual return on assets:

                                         -------------------------------------------- ----- ----------------------------------------



                                         AFTER:                                           AFTER:

------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
SUB-ACCOUNT:                            1 YEAR    3 YEARS    5 YEARS   10 YEARS          1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
AST Alger All-Cap Growth                   98        135       174        304               28         85        144        304
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------

             APPENDIX C-2: ALLIANCE CAPITAL NAVIGATOR PRIOR CONTRACT

THE EXPENSE EXAMPLE SHOWN BELOW IS BEING ADDED WITH RESPECT TO THE NEW PORTFOLIO THAT IS BEING OFFERED AS A SUB-ACCOUNT UNDER YOUR ANNUITY AS OF JANUARY 3, 2000.

The Expense Examples for the Alliance contract are as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                EXPENSE EXAMPLES
                (amounts shown are rounded to the nearest dollar)

------------------------------------------------------------------------------------------------------------------------------------

                                         ---------------------------------------------- ---- ------------------------------------
                                       If you surrender  your Annuity at the end  If you do not surrender your Annuity at the end
                                       of the applicable time period, you would   of the applicable time period or begin taking
                                       pay the following expenses on a $1,000     annuity payments at such time, you would pay the
                                       investment, assuming 5% annual return on   following expenses on a $1,000 investment,
                                       assets:                                    assuming 5% annual return on assets:

                                         -------------------------------------------- ----- ----------------------------------------


                                          AFTER:                                           AFTER:

------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
SUB-ACCOUNT:                             1 YEAR    3 YEARS    5 YEARS   10 YEARS          1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
AST Alger All-Cap Growth                   103        140       179        304               28         85        144        304
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------

         APPENDIX D - SALE OF CONTRACTS OUTSIDE OF THE STATE OF NEW YORK

THE EXPENSE EXAMPLE SHOWN BELOW IS BEING ADDED WITH RESPECT TO THE NEW PORTFOLIO THAT IS BEING OFFERED AS A SUB-ACCOUNT UNDER YOUR ANNUITY AS OF JANUARY 3, 2000

 .

------------------------------------------------------------------------------------------------------------------------------------
                                EXPENSE EXAMPLES
                (amounts shown are rounded to the nearest dollar)

------------------------------------------------------------------------------------------------------------------------------------

                                         ---------------------------------------------- ---- ------------------------------------
                                       If you surrender  your Annuity at the end  If you do not surrender your Annuity at the end
                                       of the applicable time period, you would   of the applicable time period or begin taking
                                       pay the following expenses on a $1,000     annuity payments at such time, you would pay the
                                       investment, assuming 5% annual return on   following expenses on a $1,000 investment,
                                       assets:                                    assuming 5% annual return on assets:

                                         -------------------------------------------- ----- ----------------------------------------


AFTER:                                                                                 AFTER:

------------------------------------------------------------------------------------------------------------------------------------
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
SUB-ACCOUNT:                            1 YEAR    3 YEARS    5 YEARS   10 YEARS          1 YEAR     3 YEARS    5 YEARS   10 YEARS
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------
AST Alger All-Cap Growth                  103        145       184        304               28         85        144        304
---------------------------------------- --------- ---------- --------- ---------- ------ ---------- ---------- --------- ----------


                            B. NOTICE OF SUBSTITUTION

PROPOSED SUBSTITUTION

American Skandia has filed an application with the Securities and Exchange Commission ("SEC") to substitute the following "Replaced Portfolio/Sub-Account" with the "Substitute Portfolio/Sub-Account".

----------------------------------------------------------------- ------ -----------------------------------------------------------
                 REPLACED PORTFOLIO/SUB-ACCOUNT                                       SUBSTITUTE PORTFOLIO/SUB-ACCOUNT

----------------------------------------------------------------- ------ -----------------------------------------------------------
----------------------------------------------------------------- ------ -----------------------------------------------------------
Alger American Growth portfolio of The Alger American Fund/AA            AST MFS Growth portfolio of American Skandia Trust/AST MFS
Growth Sub-account                                                       Growth Sub-account

----------------------------------------------------------------- ------ -----------------------------------------------------------
----------------------------------------------------------------- ------ -----------------------------------------------------------
Alger American MidCap Growth portfolio of The Alger American             AST Alger All-Cap Growth portfolio of American Skandia
Fund/AA MidCap Growth Sub-account                                        Trust/AST Alger All-Cap Growth Sub-account

----------------------------------------------------------------- ------ -----------------------------------------------------------

In the application to the SEC, American Skandia is seeking permission to allow transfers from the Replaced Portfolio/Sub-account to any other investment options available under the Annuity for a period of 30 days following the substitution without the imposition of any transfer fee. Under the proposed substitution, such transfers would not count in determining whether the maximum number of free transfers has been exceeded. Furthermore, under the proposed substitution, the transfer of Account Value from the Replaced Portfolio/Sub-account to the Substitute Portfolio/Sub-account would likewise not be subject to a transfer fee nor count in determining whether the maximum number of free transfers have been exceeded. The proposed substitution will not affect your rights or our obligations under the Annuity. American Skandia will bear any expenses in connection with the proposed substitution.

CONTRACT OWNERS WITH ACCOUNT VALUE ALLOCATED TO THE REPLACED PORTFOLIO/SUB-ACCOUNT MAY REMAIN IN THE SUB-ACCOUNT UNTIL THE EARLIEST TO OCCUR
OF: (1) THE DATE THEY TRANSFER ACCOUNT VALUE OUT OF THE REPLACED PORTFOLIO/SUB-ACCOUNT; OR (2) THE DATE THE PROPOSED SUBSTITUTION IS COMPLETED. ON OR AFTER THE DATE OF THE SUBSTITUTION, THE REPLACED PORTFOLIO/SUB-ACCOUNT WILL NO LONGER EXIST. CONTRACT OWNERS WILL NO LONGER BE ABLE TO ALLOCATE ACCOUNT VALUE TO THE REPLACED PORTFOLIO/SUB-ACCOUNT AFTER THE SUBSTITUTION DATE.

ASAP-SUPP. (01/03/2000)                                             VAASAP 01/03